Expense Example - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2015 Fund - Fidelity Advisor Freedom 2015 Fund - Class Z6	May 30, 2024 USD ($)
Expense Example:
1 year	$ 27
3 years	84
5 years	146
10 years	$ 331